Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) plan	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Employee benefit plans
Number of defined benefit plans | plan	5
Defined benefit liability (asset)	€ 590,684	€ 692,638
United States, France and Germany
Employee benefit plans
Defined benefit liability (asset)	554,730	657,239
United States, France and Germany | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	818,337	917,071	€ 890,025
United States
Employee benefit plans
Defined benefit liability (asset)	€ 40,650	83,148
United States | Funded plan
Employee benefit plans
Number of defined benefit plans | plan	1
United States | Funded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 304,184	338,757
United States | Funded plan | FMCH
Employee benefit plans
Company contribution to plan	54,955
Expected funding for next fiscal year	6,106
Germany
Employee benefit plans
Defined benefit liability (asset)	€ 498,282	557,185
Germany | Unfunded plan
Employee benefit plans
Number of defined benefit plans | plan	1
Germany | Unfunded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 498,282	557,185
Germany | Unfunded plan | Benefit obligation | Former board members of Management AG and active board members which were appointed before January 1, 2019
Employee benefit plans
Defined benefit liability (asset)	55,434	60,381
Germany | Plan covered by insurance contracts
Employee benefit plans
Company contribution to plan	792
Germany | Plan covered by insurance contracts | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)		4,137
Germany | Plan covered by insurance contracts | Benefit obligation | Active board members which were appointed after January 1, 2019
Employee benefit plans
Defined benefit liability (asset)		4,137
France
Employee benefit plans
Defined benefit liability (asset)	€ 15,798	16,906
France | Funded plan
Employee benefit plans
Number of defined benefit plans | plan	1
France | Funded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 5,639	5,780
France | Unfunded plan
Employee benefit plans
Number of defined benefit plans | plan	2
France | Unfunded plan | Benefit obligation
Employee benefit plans
Defined benefit liability (asset)	€ 10,232	€ 11,212